Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Prepaid expenses
Schedule of prepaid expenses

(a)This caption is made up as follows:

	2023	2022
	US$(000)	US$(000)

Right to use facilities paid in advance (b)	23,034	23,920
Prepaid insurance	22,325	15,065
Deferred costs of works for taxes	1,477	1,929
Other prepaid expenses	1,288	1,452
	48,124	42,366

Classification by maturity:
Current portion	25,976	19,333
Non-current portion	22,148	23,033
	48,124	42,366

See related accounting policies in Note 2.4(g).

(b)

Corresponds mainly to payments made in advance to EDEGEL for an original amount of US$31,007,190 corresponding to the right to use the capacity of the hydraulic system of EDEGEL by the subsidiary Empresa de Generación Huanza S.A. This prepayment is being charged to results during the life of the underlying assets (35 years) since January 2015.